Equity - Summary of Stock Option Activity (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted Average Remaining Contractual Life (Year), Vested and expected to be vested	1 month 6 days
Stock Option [Member]
Option Outstanding, Balance Beginning	2,002,200	2,918,000	2,286,000
Option Outstanding, Granted			960,000
Option Outstanding, Exercised		(802,800)
Option Outstanding, Canceled	(220,800)	(113,000)	(328,000)
Option Outstanding, Balance Ending	1,781,400	2,002,200	2,918,000
Option Outstanding, Vested and expected to be vested	1,760,400
Option Outstanding, Options Exercisable	1,531,500
Weighted Average Exercise Price, Beginning Balance	$ 1.11	$ 1.14	$ 1.21
Weighted Average Exercise Price, Granted			0.99
Weighted Average Exercise Price, Exercised		1.21
Weighted Average Exercise Price, Canceled	1.15	1.11	1.21
Weighted Average Exercise Price, Ending Balance	1.11	$ 1.11	$ 1.14
Weighted Average Exercise Price, Vested and expected to be vested	1.11
Weighted Average Exercise Price, Options Exercisable	$ 1.13
Weighted Average Remaining Contractual Life (Year), Beginning	2 years 4 months 24 days	3 years 4 months 24 days	4 years 4 months 24 days
Weighted Average Remaining Contractual Life (Year), Ending	1 year 4 months 24 days	2 years 4 months 24 days	3 years 4 months 24 days
Weighted Average Remaining Contractual Life (Year), Vested and expected to be vested	1 year 4 months 24 days
Weighted Average Remaining Contractual Life (Year), Options exercisable	1 year 4 months 24 days
Aggregated Intrinsic Value, Outstanding Beginning	$ 188,790	$ 996,860	$ 0
Aggregated Intrinsic Value, Outstanding Ending		$ 188,790	$ 996,860
Aggregated Intrinsic Value, Vested and expected to be vested
Aggregated Intrinsic Value, Options exercisable